OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES (Details)	6 Months Ended
Mar. 31, 2021 $ / shares shares
Clayton Struve Warrant: Series C Warrant W98
Issue date	Aug. 04, 2016
Number of warrant shares | shares	1,785,715
Exercise price | $ / shares	$ 0.25
Original expiration date	Aug. 04, 2021
Amended expiration date	Aug. 04, 2023
Clayton Struve Warrant: Series F Warrant F-1
Issue date	Nov. 14, 2016
Number of warrant shares | shares	187,500
Exercise price | $ / shares	$ 0.25
Original expiration date	Nov. 13, 2021
Amended expiration date	Nov. 13, 2023
Clayton Struve Warrant: Series F Warrant F-2
Issue date	Dec. 19, 2016
Number of warrant shares | shares	187,500
Exercise price | $ / shares	$ 0.25
Original expiration date	Dec. 18, 2021
Amended expiration date	Dec. 18, 2023